Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements
Reconciliations of information on reportable segments with the amounts reported in the financial statements for the first six months ended June 30, 2022

	June 30, 2022
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	66,137,129	7,593,299	194,815	73,925,243	(6,114,316)	67,810,927
Changes in inventories and raw materials and consumables used	(40,164,085)	(5,627,245)	(10,039)	(45,801,369)	5,390,101	(39,871,268)
Employee benefits	(39,792,740)	(3,426,375)	(179,435)	(43,398,550)	—	(43,398,550)
Other operating expenses	(33,992,020)	(7,541,053)	(40,096)	(41,573,169)	195,309	(41,377,860)
Amortization and depreciation	(7,376,597)	(621,436)	(1,016)	(7,999,049)	—	(7,999,049)
Other income	1,359,351	7,465	687	1,367,503	—	1,367,503

Operating Loss	(53,828,962)	(9,615,345)	(35,084)	63,479,391	11,094	(63,468,297)
Total Assets	383,861,409	150,394,375	78,413	534,334,197	(177,132,086)	357,202,111

Total Liabilities	219,284,808	37,522,650	41,156	256,848,614	(59,157,575)	197,691,039

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the first six months ended June 30, 2021

	June 30, 2021
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	27,719,109	1,505,897	88,900	29,313,906	(1,995,990)	27,317,916
Changes in inventories and raw materials and consumables used	(15,243,818)	(1,257,984)	(8,781)	(16,510,583)	1,995,990	(14,514,593)
Employee benefits	(10,863,697)	(881,263)	(91,682)	(11,836,642)	—	(11,836,642)
Other operating expenses	(11,113,882)	(535,819)	(27,707)	(11,677,408)	—	(11,677,408)
Amortization and depreciation	(3,200,819)	(80,796)	(444)	(3,282,059)	—	(3,282,059)
Other income	444,201	236,026	262	680,489	—	680,489

Operating Loss	(12,258,906)	(1,013,939)	(39,452)	(13,312,297)	—	(13,312,297)
Total Assets	132,787,102	2,780,415	51,524	135,619,041	(80,540)	135,538,501

Total Liabilities	159,812,130	4,215,461	15,537	164,043,128	(3,193,235)	160,849,893

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the years ended 31 December 2021 and 2020.

	31 December 2021
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	74,279,357	4,687,237	298,174	79,264,768	(7,686,202)	71,578,566
Changes in inventories and raw materials and consumables used	(47,056,000)	(3,345,489)	(18,694)	(50,420,183)	6,166,790	(44,253,393)
Employee benefits	(27,130,067)	(2,309,392)	(226,626)	(29,666,085)	—	(29,666,085)
Other operating expenses	(42,273,187)	(1,777,779)	(63,421)	(44,114,387)	709,087	(43,405,300)
Amortization and depreciation	(8,213,801)	(268,021)	(1,234)	(8,483,056)	—	(8,483,056)
Net Other Income/(Expense)	961,355	(306,052)	678	655,981	—	655,981

Operating Loss	(49,432,343)	(3,319,496)	(11,123)	(52,762,962)	(810,325)	(53,573,287)

Total Assets	343,319,707	128,311,702	84,207	471,715,616	(129,103,029)	342,612,587

Total Liabilities	210,417,348	15,621,782	16,262	226,055,392	(14,515,262)	211,540,130

	31 December 2020
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	19,672,825	1,313	57,118	19,731,256	(53,890)	19,677,366
Changes in inventories and raw materials and consumables used	(10,557,378)	(13,062)	(19,827)	(10,590,267)	16,535	(10,573,732)
Employee benefits	(9,127,667)	(617,015)	(60,914)	(9,805,596)	—	(9,805,596)
Other operating expenses	(7,764,975)	(427,228)	(36,892)	(8,229,095)	37,355	(8,191,740)
Amortization and depreciation	(2,264,302)	(114,113)	(326)	(2,378,741)	—	(2,378,741)
Net Other Income/(Expense)	288,393	—	483	288,876	—	288,876

Operating Loss	(9,753,104)	(1,170,105)	(60,358)	(10,983,567)	—	(10,983,567)

Total Assets	83,201,776	233,335	26,138	83,461,249	(1,617,426)	81,843,823

Total Liabilities	69,231,444	707,877	20,825	69,960,146	(349,444)	69,610,702

	31 December 2019
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	8,334,417	—	—	8,334,417	(314,168)	8,020,249
Changes in inventories and raw materials and consumables used	(3,673,217)	—	9,243	(3,663,974)	—	(3,663,974)
Employee benefits	(3,874,893)	(41,826)	—	(3,916,719)	—	(3,916,719)
Other operating expenses	(4,964,530)	(460,603)	(14,271)	(5,439,404)	314,168	(5,125,236)
Amortization and depreciation	(694,789)	(67,917)	—	(762,706)	—	(762,706)
Net Other Income/(Expense)	79,981	—	277	80,258	—	80,258

Operating Loss	(4,793,031)	(570,346)	(4,751)	(5,368,128)	—	(5,368,128)

Total Assets	32,491,710	351,299	262,235	33,105,244	(650,127)	32,455,117

Total Liabilities	22,782,328	657,730	13,542	23,453,600	(382,325)	23,071,275

Summary of External Revenue by Location of Customers
External revenue by location of customers

(In Euros)	June 30, 2022	June 30, 2021
Country	Revenue	Revenue
Spain	8,424,679	2,460,908
Netherlands	7,572,981	1,627,869
France	7,004,541	2,018,922
Italy	6,361,705	3,101,828
United States	6,276,997	1,509,341
United Kingdom	5,288,703	2,794,942
Sweden	5,097,527	1,598,307
Germany	4,127,255	4,328,571
Belgium	4,045,526	940,619
Ireland	1,432,717	746,809
Canada	1,307,286	68,856
Australia	1,128,242	276,495
New Zeland	945,420	192,048
Portugal	896,795	375,240
Norway	715,233	2,547,880
Denmark	557,575	292,238
Czech Republic	506,879	47,074

(In Euros)	June 30, 2022	June 30, 2021
Country	Revenue	Revenue
Brazil	500,864	8,339
Israel	459,015	388,388
Thailand	425,378	193,207
Finland	412,512	8,835
Poland	375,408	220,195
Switzerland	129,989	365,635
Other countries	3,817,700	1,205,370

Total	67,810,927	27,317,916

External revenue by location of customers

(In Euros)	2021		2020		2019
Country	Revenue	%	Revenue	%	Revenue	%
Germany	12,034,334	17%	1,046,635	5%	167,095	2%
Italy	7,337,913	10%	1,026,327	5%	117,632	1%
Spain	6,909,879	10%	4,441,479	22%	3,417,427	43%
United Kingdom	6,598,035	9%	2,096,968	11%	773,810	10%
Netherlands	5,380,873	7%	1,990,504	10%	468,152	6%
Norway	5,318,708	7%	3,273,209	16%	530,747	7%
United States	4,713,497	7%	120,565	1%	1,322	0%
France	4,345,515	6%	1,368,375	7%	119,662	1%
Sweden	3,526,981	5%	580,885	3%	59,515	1%
Belgium	2,393,974	3%	540,290	3%	125,285	2%
Ireland	1,638,005	2%	409,836	2%	501,942	6%
Australia	1,224,205	2%	327,640	2%	60,012	1%
Israel	1,169,510	2%	84,787	0%	43,071	1%
Other Countries	8,987,137	13%	2,369,866	13%	1,634,577	19%

Total	71,578,566	100%	19,677,366	100%	8,020,249	100%